Financial Assets and Liabilities - Summary of Valuation Processes of Contingent Consideration at Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Financial Assets And Liabilities [Abstract]
Fair value of cash or stock payable, dependent on achievement of future late-stage clinical or regulatory targets	$ 26,236	$ 16,606
Fair value of royalty payments from commercialization of the intellectual property acquired	656	593
Contingent Consideration	$ 26,892	$ 17,199